PRINCIPAL ACCOUNTING POLICIES - Certain risks and concentration (Details) - Customer concentration risk - customer	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Net revenues
Certain risks and concentration
Number of customers individually exceeding 10%	0	0
Accounts receivable
Certain risks and concentration
Number of customers individually exceeding 10%	0	0